Schedule of Components of Lease Expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases
Amortization of right-of-use asset	$ 8,454		$ 21,092
Interest on lease liability	3,561		10,947
Total finance lease cost	$ 12,015		$ 32,039